Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	311.67
Maximum Aggregate Offering Price	$ 1,558,350,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 135,576.45
Offering Note
(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of common stock of Cadence Design Systems, Inc. (the “Registrant”) that become issuable under the Registrant’s Omnibus Equity Incentive Plan, as amended and restated (the “Omnibus Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant’s common stock.
(2)Represents 5,000,000 shares of the Registrant’s common stock available for future issuance under the Omnibus Plan.
(3)Pursuant to Rules 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on October 23, 2026, which date is within five business days prior to filing this registration statement.
(4)The Registrant does not have any fee offsets.